Consolidated cash flow statement - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	[1]
Cash flows used in operating activities [abstract]
Net profit from continuing operations		€ 3,291	€ 3,411	[2]
Taxation		1,368	1,164
Share of net profit of joint ventures/associates and other (income)/loss from non-current investments and associates		(161)	(115)
Net monetary loss arising from hyperinflationary economies		85	25	[2]
Net finance costs		302	277
Operating profit from continuing operations		4,885	4,762	[2]
Depreciation, amortisation and impairment		632	646
Changes in working capital		(1,231)	(2,427)
Inventories		(414)	(632)
Trade and other receivables	[3]	(2,547)	(1,366)
Trade payables and other liabilities	[3]	1,730	(429)
Pensions and similar obligations less payments		58	43
Provisions less payments		(100)	(84)
Elimination of loss/(profits) on disposals		(65)	(48)
Non-cash charge for share-based compensation		122	142
Other adjustments		46	113
Cash flow from continuing operating activities		4,347	3,147
Income tax paid on continuing operations		(1,770)	(1,128)
Net cash flow from continuing operating activities		2,577	2,019
Cash flow from operations attributable to discontinued operations		(3)	382
Income tax paid from discontinued operation		0	(114)
Net cash flow from discontinued operating activities		(3)	268
Total cash flows from operating activities		2,574	2,287
Cash flows used in investing activities [abstract]
Interest received		159	159
Purchase of intangible assets		(79)	(48)
Purchase of property, plant and equipment		(532)	(531)
Disposal of property, plant and equipment		12	99
Acquisition of businesses and investments in joint ventures and associates		(867)	(458)
Disposal of businesses, joint ventures and associates		206	73
Acquisition of other non-current investments		(31)	(64)
Disposal of other non-current investments		37	55
Dividends from joint ventures, associates and other non-current investments		112	118
Sale/(purchase) of financial assets		(57)	70
Net cash flow used in continuing investing activities		(1,040)	(527)
Net cash investing cash flows attributable to discontinued operations		372	(121)
Total net cash (outflow)/inflow from investing activities		(668)	(648)
Cash flows used in financing activities [abstract]
Dividends paid on ordinary share capital		(2,033)	(2,234)
Interest paid		(588)	(614)
Net change in short-term borrowings		3,766	2,406
Additional financial liabilities		76	1,872
Repayment of financial liabilities		(563)	(2,205)
Capital element of lease rental payments		(198)	(150)
Repurchase of shares		(1,507)	(1,510)
Other financing activities	[4]	(139)	(610)
Net cash flow used in continuing financing activities		(1,186)	(3,045)
Net cash flow from discontinued financing activities		3	104
Total net cash flow used in financing activities		(1,183)	(2,941)
Net increase/(decrease) in cash and cash equivalents		723	(1,302)
Cash and cash equivalents at the beginning of the period		3,870	5,950
Effect of foreign exchange rate changes		78	(380)
Cash and cash equivalents at the end of the period		€ 4,671	€ 4,268

[1]	2025 comparatives have been re-presented to reflect the demerger of the Ice Cream Business Group.
[2]	2025 comparatives have been re-presented to reflect the demerger of the Ice Cream Business Group.
[3]	Net working capital includes the gross‑up impact in receivables and payables arising due to the transitional service arrangement between Unilever and The Magnum Ice Cream Company.
[4]	Comprises of minority dividend payment, and payments made relating to step up acquisitions.